Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,504	317	45
Prepaid expenses and other current assets	112	99	14
Due from subsidiaries	438,701	536,534	76,723
Total current assets	440,317	536,950	76,782
Non-current assets:
Intangible assets, net	—	51,430	7,354
Total non-current assets	—	51,430	7,354
Total assets	440,317	588,380	84,136
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	346,837	19,721	2,820
Due to intercompany	43,927	423,671	60,584
Excess losses over investment(a)	1,852,411	42,246	6,040
Total current liabilities	2,243,175	485,638	69,444
Total liabilities	2,243,175	485,638	69,444

Commitments and contingencies	—	—	—

Shareholders’ deficit:
Class A ordinary shares (US$0.001 par value, 9,860,000,000 shares authorized, 58,730,507 and 560,630,122 shares issued, 42,505,619 and 544,405,234 shares outstanding as of December 31, 2024 and 2025, respectively)	370	3,955	566
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	74	74	11
Treasury shares (16,224,888 Class A ordinary shares as of December 31, 2024 and 2025, at cost, respectively)	(486,706)	(486,706)	(69,598)
Additional paid-in capital	1,643,672	1,826,214	261,145
Accumulated other comprehensive income	54,266	54,850	7,843
Accumulated deficit	(3,014,534)	(1,295,645)	(185,275)
Total shareholders’ (deficit) equity	(1,802,858)	102,742	14,692
Total liabilities and shareholders’ equity	440,317	588,380	84,136

(a)	Investments in subsidiaries are accounted for using the equity method in parent-only financial statements. The carrying value is reduced to zero when the Company’s share of losses equals or exceeds its investment. Additional losses are recognized as a liability and classified as “Excess losses over investment” if the Company has related financial obligations; otherwise, they are not recognized. Subsequent profits are recognized only after prior unrecognized losses are recovered.

Schedule of Condensed Statement of Comprehensive (Loss) Income

Condensed Statements of Comprehensive (Loss) Income

	Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue	—	7,054	—	—
General and administrative expenses	(11,625)	(123,062)	(62,897)	(8,994)
Operating loss	(11,625)	(116,008)	(62,897)	(8,994)
Equity in income (loss) of subsidiaries	20,415	(471,086)	1,781,746	254,786
Foreign currency exchange gains	106	620	40	6
Interest (expense) income	30	(68)	—	—
Income (Loss) before income taxes	8,926	(586,542)	1,718,889	245,798
Income tax expense	—	—	—	—
Net income (loss)	8,926	(586,542)	1,718,889	245,798
Other comprehensive (loss) income
Foreign currency translation adjustment	(1,448)	6,050	582	83
Comprehensive income (loss)	7,478	(580,492)	1,719,471	245,881

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating activities:
Net Cash provided by (used in) operating activities	4,902	(2,234)	(119,088)	(17,030)
Investing activities:
Purchase of intangible assets	—	—	(76,262)	(10,905)
Net Cash used in investing activities	—	—	(76,262)	(10,905)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	227	142	185,821	26,572
Proceeds of borrowings from a related party	—	5,000	—	—
Repurchase of treasury shares	(2,428)	(7,360)	—	—
Net Cash (used in) provided by financing activities	(2,201)	(2,218)	185,821	26,572
Changes in cash and cash equivalents	2,701	(4,452)	(9,529)	(1,363)
Effect of foreign currency exchange rate changes on cash and cash equivalents	706	705	8,342	1,193
Net increase(decrease) in cash and cash equivalents	3,407	(3,747)	(1,187)	(170)
Cash and cash equivalents at beginning of year	1,844	5,251	1,504	215
Cash and cash equivalents at end of year	5,251	1,504	317	45